MARKETABLE SECURITIES	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
MARKETABLE SECURITIES [Text Block]

4. MARKETABLE SECURITIES

As part of the Company's consideration for the sale of its interests in Maseve pursuant to the Maseve Sale Transaction, the Company received 4,524,279 common shares of RBPlats.  While these marketable securities were owned by the Company they were designated as fair value through profit and loss ("FVTPL") with changes in fair value recorded through profit or loss.  On December 14, 2018, the Company sold these shares for $7.8 million and realized a gain of $609 in fiscal 2019 (December 31, 2018 - $105 loss).